Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Earnings (Loss) per Share
24.
Earnings (Loss) per Share
(a)
Basic earnings (loss) per share for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In won and number of shares)		2023	2024	2025
Profit (loss) for the year	~~W~~	(2,733,741,837,803)	(2,562,606,429,762)	226,311,788,315
Weighted-average number of common stocks outstanding		380,884,673	471,252,355	500,000,000
Basic earnings (loss) per share	~~W~~	(7,177)	(5,438)	453

Due to paid-in capital increase for year ended December 31, 2024, the number of outstanding shares has increased.

(b)
Diluted earnings (loss) per share is not different from basic earnings (loss) per share as there are no dilution effects of potential common stocks.